Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Adaptive Risk Allocation Fund (Class A) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Adaptive Risk Allocation Fund (Class A) | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Adaptive Risk Allocation Fund (Class A) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Columbia Adaptive Risk Allocation Fund (Class A) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Adaptive Risk Allocation Fund (Class A) | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Class A) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Columbia Adaptive Risk Allocation Fund (Class A) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Adaptive Risk Allocation Fund (Class A) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Columbia Adaptive Risk Allocation Fund (Class A) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Adaptive Risk Allocation Fund (Class A) | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Adaptive Risk Allocation Fund (Class A) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Class A) | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Adaptive Risk Allocation Fund (Class A) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Adaptive Risk Allocation Fund (Class A) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Adaptive Risk Allocation Fund (Advisor Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Adaptive Risk Allocation Fund (Class C) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Adaptive Risk Allocation Fund (Class C) | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Adaptive Risk Allocation Fund (Class C) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Columbia Adaptive Risk Allocation Fund (Class C) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Adaptive Risk Allocation Fund (Class C) | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Class C) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Columbia Adaptive Risk Allocation Fund (Class C) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Adaptive Risk Allocation Fund (Class C) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Columbia Adaptive Risk Allocation Fund (Class C) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Adaptive Risk Allocation Fund (Class C) | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Adaptive Risk Allocation Fund (Class C) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Class C) | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Adaptive Risk Allocation Fund (Class C) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Adaptive Risk Allocation Fund (Class C) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Adaptive Risk Allocation Fund (Institutional Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Adaptive Risk Allocation Fund (Institutional 2 Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Adaptive Risk Allocation Fund (Institutional 3 Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%